Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based compensation expense
The following table summarizes our stock-based compensation expense for the nine months ended September 30, 2014 and 2013.

	Nine Months Ended
	September 30,
(in millions)	2014	2013
RSUs and PRSUs	$9.0	$5.4
Stock options	1.9	0.4
Stock-based compensation expense, before income taxes	10.9	5.8
Tax benefit	(2.8)	(2.4)
Stock-based compensation expense, net of tax	$8.1	$3.4

The following table summarizes the Company’s stock-based compensation expense for the years ended December 31, 2013, 2012 and 2011.

Year Ended December 31,	2013	2012	2011
RSUs	$6.8	$5.2	$4.7
Stock options	0.7	0.5	0.3
Stock-based compensation expense, before income taxes	7.5	5.7	5.0
Tax benefit	(3.0)	(2.3)	(2.0)
Stock-based compensation expense, net of tax	$4.5	$3.4	$3.0

Activity of RSUs and PRSUs issued to our employees
The following table summarizes the activity of the RSUs and PRSUs issued to our employees.

	CBS RSUs		Outfront RSUs
	Activity	Weighted Average Per Share Grant Date Fair Market Value	Activity	Weighted Average Per Share Grant Date Fair Market Value	RSU and PRSU Dividend Equivalents
Non-vested as of December 31, 2013	472,490	$32.09
Employee transfers and grants	11,875	34.66
Vested	(157,723)	22.51
Forfeited	(2,909)	37.67
Non-vested before conversion	323,733	36.80
CBS RSUs converted to Outfront RSUs	(256,172)	37.77
Non-vested Outfront RSUs converted from CBS RSUs			561,021	$17.24
Non-vested CBS RSUs not converted to Outfront RSUs(a)	67,561	33.16
Granted:
RSUs			478,311	29.59
PRSUs			168,468	29.70
Dividend equivalents					10,032
Vested:
RSUs	(67,561)	33.16	(5,848)	25.91
PRSUs			(6,955)	25.88
Forfeitures:
RSUs			(27,965)	24.39
PRSUs			(15,289)	26.39
Dividend equivalents					(2)
Non-vested as of September 30, 2014	—	—	1,151,743	23.78	10,030

(a)	Reflects CBS RSUs which vested in April 2014.

The following table summarizes the activity of CBS’s RSUs issued to employees of the Company.

	RSUs	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2012	665,282	$19.65
Granted	190,484	$47.26
Vested	(366,273)	$17.43
Forfeited	(17,003)	$31.06

Non-vested at December 31, 2013	472,490	$32.09

Weighted average assumptions for Black-Scholes pricing model
Compensation expense for stock options is determined based on the grant date fair value of the award using the Black-Scholes options-pricing model with the following weighted average assumptions:

	2013	2012	2011
Expected dividend yield	1.38%	2.00%	2.00%
Expected stock price volatility	35.00%	40.20%	41.16%
Risk-free interest rate	1.20%	1.01%	2.34%
Expected term of options (years)	5.00	5.02	5.06

Activity of CBS's stock options issued to our employees
The following table summarizes the activity of CBS’ stock options issued to our employees.

	CBS Stock Options	CBS Weighted Average Exercise Price	Outfront Stock Options	Outfront Weighted Average Exercise Price
Outstanding as of December 31, 2013	399,581	$29.30
Exercised	(123,260)	22.04
Forfeited or expired	(38,523)	30.75
CBS stock options converted to Outfront stock options	(219,741)	33.27
Outstanding Outfront stock options converted from CBS stock options			409,207	$17.87
Exercised			(2,426)	14.71
Forfeited or expired			(16,170)	23.08
Outstanding as of September 30, 2014	18,057	27.38	390,611	17.67

Exercisable as of September 30, 2014	18,057	27.38	166,234	12.29

The following table summarizes the Company’s stock option activity under the CBS equity incentive plans.

	Stock Options	Weighted Average Exercise Price
Outstanding at December 31, 2012	584,494	$22.01
Granted	101,611	$49.64
Exercised	(213,102)	$18.88
Forfeited or Expired	(73,422)	$29.69
Outstanding at December 31, 2013	399,581	$29.30
Exercisable at December 31, 2013	184,215	$21.41

Stock option exercises information
The following table summarizes other information relating to stock option exercises during the years ended December 31, 2013, 2012 and 2011.

Year Ended December 31,	2013	2012	2011
Cash paid to CBS by employees of the Company for stock option exercises	$4.0	$6.5	$0.8
Tax benefit of stock option exercises	$2.5	$0.8	$0.9
Intrinsic value of stock option exercises	$6.1	$1.9	$2.1

Stock options outstanding and exercisable by price
The following table summarizes information concerning outstanding and exercisable stock options to purchase CBS Class B Common Stock under the CBS equity incentive plans at December 31, 2013.

	Outstanding			Exercisable
Range of Exercise Price	Number of Options	Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
$5 to 9.99	47,081	3.15	$5.20	47,081	$5.20
$10 to 19.99	42,036	4.16	$13.43	16,179	$13.43
$20 to 29.99	154,985	4.22	$26.99	67,087	$27.00
$30 to 39.99	53,868	0.18	$31.03	53,868	$31.03
$40 to 49.99	53,592	7.12	$43.21	—	$—
$50 to 59.99	48,019	7.72	$56.81	—	$—
	399,581			184,215